Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended			6 Months Ended
	Aug. 31, 2020	Nov. 30, 2019	Aug. 31, 2019	Nov. 30, 2020	Nov. 30, 2019
Income Statement [Abstract]
Stock-based compensation	$ 0		$ 0	$ 0	$ 0
Amortization of debt discounts		$ 107,760		$ 122,505	$ 310,963